PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 102.0%
Asset-Backed Securities 24.5%
Automobiles 0.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020%	02/20/27		1,000	$990,455
Series 2023-04A, Class A, 144A	5.490	06/20/29		16,800	17,180,517

Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		796	796,925
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,369,669
Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,491,870
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		525	523,737
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	894,667
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,858,340
Series 2023-01A, Class C, 144A	6.140	02/14/31		3,400	3,494,385
Series 2025-01A, Class A, 144A	5.360	04/16/35		9,700	9,955,376
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A	11.366	12/15/32		10	10,491
Series 2024-A, Class C, 144A	5.818	06/15/32		2,639	2,654,338
					50,220,770
Collateralized Loan Obligations 19.5%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.748(c)	07/15/37		15,000	15,050,328
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	2.809(c)	04/25/34	EUR	5,250	5,998,025
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.745(c)	01/22/38	EUR	15,000	17,142,768

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	5.857(c)	01/20/34		5,000	5,007,077
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.376(c)	04/15/35	EUR	8,000	9,089,860
Avoca CLO DAC (Ireland), Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.316(c)	10/15/38	EUR	25,000	28,515,478
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.649(c)	04/18/35		25,000	25,041,467
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.698(c)	10/16/37		15,000	15,049,632
Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.095(c)	01/24/33	EUR	5,183	5,917,604
Battalion CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.625(c)	03/09/34		15,000	15,018,729
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.749(c)	10/15/34		25,000	25,055,150
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.626(c)	04/15/31	EUR	7,486	8,477,781
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.725(c)	03/15/32	EUR	3,502	3,989,207
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.625(c)	03/15/32	EUR	17,450	19,954,923

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.554(c)	04/17/31		421	421,532
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.725(c)	10/21/37		8,000	8,031,087
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.765(c)	07/20/37		22,000	22,076,923
Cathedral Lake Ltd. (Cayman Islands), Series 2021-08A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	5.807(c)	01/20/35		9,500	9,513,676
Contego CLO DAC (Ireland), Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.226(c)	10/15/37	EUR	15,200	17,282,545
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.665(c)	04/20/35		8,750	8,766,398

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland),
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.876%(c)	07/15/34	EUR	6,500	$7,384,419
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.910(c)	05/22/32	EUR	3,209	3,656,683
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.918(c)	07/15/34		14,000	13,973,081
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.525(c)	03/28/38		15,000	15,008,211
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.025(c)	10/20/37		10,000	10,029,486
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.516(c)	03/22/38		35,000	35,052,500
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.634(c)	03/31/38		17,500	17,547,803

Elmwood CLO Ltd., Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.709(c)	07/18/37		20,250	20,312,633
Galaxy CLO Ltd. (Cayman Islands), Series 2025-35A, Class A, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.461(c)	04/20/38		21,000	20,989,462
Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.805(c)	10/20/37		11,500	11,558,020
Generate CLO Ltd. (Cayman Islands), Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.075(c)	01/20/38		20,000	19,989,712
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.589(c)	04/15/31		454	453,592
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.765(c)	10/20/31		1,371	1,373,341
Harvest CLO DAC (Ireland), Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.389(c)	07/25/37	EUR	36,250	41,663,176
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.909(c)	12/25/35	EUR	3,250	3,708,899
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.556(c)	04/25/39	EUR	12,000	13,740,547
Series 14A, Class A, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.255(c)	03/25/38	EUR	21,500	24,506,755

HPS Loan Management Ltd., Series 2025-26A, Class A1, 144A	0.000(c)	07/20/38		20,000	20,002,180
ICG Euro CLO DAC (Ireland), Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.274(c)	10/19/38	EUR	31,000	35,271,075
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	2.676(c)	07/15/31	EUR	7,043	8,014,977
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.759(c)	01/15/31		306	306,504
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.018(c)	01/15/38		25,000	25,067,220
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.829(c)	04/18/37		40,250	40,421,228
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.594(c)	07/27/34		18,000	18,030,933

Magnetite Ltd. (Cayman Islands), Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.628(c)	01/25/38		15,000	15,040,914
MidOcean Credit CLO (Cayman Islands), Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.629(c)	10/23/34		15,000	15,018,015
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.733(c)	05/15/37	EUR	35,000	40,075,179
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.369(c)	04/15/38	EUR	22,000	25,111,296
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.582(c)	10/12/30		1,928	1,929,871
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	5.699(c)	07/15/31		583	583,733

Nassau Euro CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.514(c)	07/20/38	EUR	23,800	27,381,992
NGC Euro CLO DAC (Ireland), Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.379(c)	01/15/39	EUR	10,000	11,360,646
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class BRR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.869(c)	06/20/34		14,000	14,008,369
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.775(c)	07/19/37		15,000	15,053,776

OAK Hill European Credit Partners Designated Activity Co. (Ireland), Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.004(c)	01/21/35	EUR	9,000	10,229,686

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Obra CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.805%(c)	01/20/38		16,000	$16,063,198
OCP CLO Ltd. (Cayman Islands), Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.655(c)	04/26/31		125	124,611
OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.508(c)	07/15/31		3,130	3,129,440
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.379(c)	10/18/35		8,500	8,548,228
Series 2025-15A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.522(c)	03/31/38		23,450	23,465,927
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.809(c)	02/14/34		10,000	10,010,460
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.759(c)	10/15/34		15,000	15,034,221

Pikes Peak CLO (Cayman Islands), Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.508(c)	04/20/38		6,500	6,500,751
Ravensdale Park CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.109(c)	04/25/38	EUR	16,500	18,840,339
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.872(c)	04/17/37		29,000	29,121,435
Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.075(c)	01/20/36		7,000	7,039,494
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.326(c)	07/15/38	EUR	16,000	18,199,547
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.429(c)	10/25/37	EUR	25,260	28,771,607
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.660(c)	05/07/31		745	745,576
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	5.678(c)	08/15/30		174	173,600

Signal Harmonic CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.513(c)	11/15/38	EUR	9,000	10,265,778
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.715(c)	10/20/37		8,000	8,032,404
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.745(c)	10/20/37		10,000	10,039,560
Sona Fios CLO DAC (Ireland), Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.693(c)	02/15/37	EUR	9,400	10,751,140
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.645(c)	01/26/31		908	907,596
Sound Point Euro CLO Funding DAC (Ireland), Series 04A, Class AR, 144A, 3 Month EURIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.459(c)	04/15/39	EUR	19,600	22,288,471
St. Pauls CLO (Netherlands), Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	2.964(c)	07/20/35	EUR	14,000	15,977,925
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.769(c)	04/25/30	EUR	5,507	6,270,870
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	2.811(c)	02/20/30	EUR	19,152	21,724,781

Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.705(c)	10/20/33		15,000	15,024,531
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.464(c)	10/29/34		12,690	12,702,690
Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.864(c)	10/29/34		4,000	4,002,078
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.375(c)	04/20/34		25,000	25,026,925

Tikehau CLO DAC (Ireland), Series 11A, Class AR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.379(c)	01/15/38	EUR	15,000	17,123,187
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.195(c)	01/20/36		25,000	25,108,545
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.268(c)	01/15/36		14,000	14,074,560
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	2.929(c)	07/25/34	EUR	13,500	15,386,559
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.609(c)	04/15/38	EUR	27,500	31,146,027

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.839%(c)	01/15/32	1,611	$1,614,315
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.435(c)	10/20/34	25,000	25,039,617
				1,327,532,097
Consumer Loans 1.1%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1C, 144A	6.160	02/15/29	500	502,149
Series 2024-B, Class B, 144A	4.880	09/15/29	2,000	1,996,472
Series 2024-B, Class C, 144A	5.060	09/15/29	1,500	1,494,696
Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33	14,800	14,861,346
Series 2025-01A, Class B, 144A	5.130	02/15/33	3,900	3,906,084
Series 2025-01A, Class C, 144A	5.280	02/15/33	6,400	6,405,606
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59	500	509,996
Series 2024-01, Class A4, 144A	5.670	06/25/59	828	841,671

Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35	5,250	5,312,479
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	600	585,231
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31	5,000	4,791,746
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,400	2,344,324
Series 2022-02A, Class D, 144A	6.550	10/14/34	6,870	6,895,213
Series 2023-01A, Class A, 144A	5.500	06/14/38	12,200	12,485,773
Series 2023-01A, Class D, 144A	7.490	06/14/38	100	103,630

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	1,580	1,568,474
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45	5,803	5,833,093
Series 2025-01A, Class A, 144A	5.050	09/15/45	8,133	8,144,964
				78,582,947
Equipment 0.2%
MetroNet Infrastructure Issuer LLC, Series 2025-02A, Class A2, 144A	5.400	08/20/55	10,700	10,699,110
Home Equity Loans 1.9%
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	5.967(c)	03/25/43	104	104,090
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	366	369,316
EFMT, Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	9,400	9,381,831
GS Mortgage Backed Securities Trust CES1, Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55	7,459	7,471,542
GS Mortgage-Backed Securities Trust, Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.850(c)	01/25/55	5,390	5,401,636
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.048(c)	03/20/54	266	267,121
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.948(c)	05/20/54	260	261,533
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.548(c)	10/20/54	578	578,863

Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	5.507(c)	10/25/33	1,054	1,052,043
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	1,237	1,241,500

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust, (cont’d.)
Series 2024-CES05, Class A1A, 144A	5.846%(cc)	08/25/44		1,574	$1,580,707
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		7,666	7,677,458
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44		4,608	4,581,685
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44		5,593	5,603,032
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45		6,846	6,868,552
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55		9,132	9,152,891
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55		15,425	15,465,933
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55		9,000	9,010,275
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63		1,590	1,613,237
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		740	740,897
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		659	662,486
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64		2,426	2,447,257
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64		8,788	8,742,501
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64		4,350	4,319,119
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55		7,666	7,717,106
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65		7,919	7,914,811
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65		7,055	7,078,665
					127,306,087
Other 1.0%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.693(c)	10/16/28		7,200	7,196,424
GoodLeap Home Improvement Solutions Trust, Series 2025-01A, Class A, 144A	5.380	02/20/49		11,709	11,782,968
GoodLeap Sustainable Home Solutions Trust, Series 2024-01GS, Class A, 144A	6.250	06/20/57		2,524	2,447,270
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41		5,700	5,463,733
OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.950(c)	02/25/55		10,217	10,253,571
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27		6,000	6,040,216
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		4,781	4,769,049
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		1,554	1,502,849
Series 2024-03A, Class A2, 144A	5.880	10/30/59		6,450	6,111,978

Tesla Sustainable Energy Trust, Series 2024-01A, Class A2, 144A	5.080	06/21/50		9,578	9,588,972
					65,157,030
Residential Mortgage-Backed Securities 0.0%
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	5.067(c)	06/25/33		41	40,705
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.887(c)	08/25/34		1,045	1,022,487
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.049(c)	11/25/60	EUR	242	269,389
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.144(c)	03/15/26	EUR	756	642,520
					1,975,102
Student Loans 0.1%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	206,805

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2018-C, Class A, 144A	0.000%(cc)	08/25/43	340	$329,332
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	614	581,413
Series 2019-A, Class R, 144A	0.000	10/25/48	812	289,787
SMB Private Education Loan Trust,
Series 2024-D, Class A1A, 144A	5.380	07/15/53	2,198	2,237,188
Series 2024-E, Class A1A, 144A	5.090	10/16/56	2,465	2,482,307
				6,126,832

Total Asset-Backed Securities (cost $1,644,866,381)				1,667,599,975
Commercial Mortgage-Backed Securities 7.7%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54	9,000	7,899,825
BANK,
Series 2017-BNK06, Class A4	3.254	07/15/60	211	206,283
Series 2018-BN10, Class A4	3.428	02/15/61	4,553	4,433,344
Series 2019-BN17, Class A3	3.456	04/15/52	4,106	3,938,842
Series 2019-BN18, Class A3	3.325	05/15/62	1,800	1,719,510
Series 2019-BN24, Class A2	2.707	11/15/62	3,465	3,199,881
Series 2020-BN25, Class A3	2.391	01/15/63	2,883	2,785,582
Series 2020-BN29, Class A3	1.742	11/15/53	1,986	1,722,466
Series 2021-BN33, Class A4	2.270	05/15/64	10,400	9,207,985

BANK5, Series 2023-05YR2, Class A3	6.656(cc)	07/15/56	15,000	15,756,196
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52	6,100	5,715,380
Series 2023-C20, Class A2	6.383(cc)	07/15/56	3,484	3,588,354
Series 2023-C21, Class A2	6.296(cc)	09/15/56	6,173	6,448,733
Series 2024-05C29, Class XA, IO	1.599(cc)	09/15/57	106,984	6,092,729

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	6,465	5,976,892
BBCMS Mortgage Trust, Series 2025-5C36, Class A3	5.517	08/15/58	9,350	9,649,261
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	765,542
Series 2019-B10, Class A3	3.455	03/15/62	3,059	2,931,181
Series 2020-B17, Class A4	2.042	03/15/53	3,400	3,048,441
Series 2020-B20, Class A3	1.945	10/15/53	10,000	9,191,403
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,744,857
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	2,701,735
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,388,181
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	15,926,608
Series 2023-V03, Class A3	6.363(cc)	07/15/56	15,000	15,637,063
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.232(c)	07/15/41	3,500	3,515,313
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.834(c)	08/15/26	2,596	2,595,592
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56	13,000	13,596,436
Series 2023-C05, Class A2	6.518	06/15/56	10,792	11,028,497
Series 2023-C06, Class A2	6.645(cc)	09/15/56	11,858	12,427,510
Series 2024-C08, Class XB, IO	0.794(cc)	03/15/57	50,000	2,844,330

BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 144A	5.218(cc)	11/05/39	3,500	3,520,396
BX Commercial Mortgage Trust,
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.033(c)	08/15/39	8,145	8,172,228
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.730(c)	08/15/42	13,600	13,600,000
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	6.405(c)	10/15/36	11,000	10,972,500

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Trust, (cont’d.)
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.042%(c)	01/15/39	5,700	$5,676,155
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.092(c)	02/15/35	10,550	10,503,937
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	5.486(c)	03/15/30	17,492	17,458,977

BXMT Ltd., Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.989(c)	10/18/42	6,515	6,497,286
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	553	541,098
Series 2017-CD05, Class A3	3.171	08/15/50	800	777,236
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,605,449

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,552,289
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	2,898	2,848,879
Series 2017-C04, Class A3	3.209	10/12/50	957	927,410
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	69,816
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,760,695
Series 2019-GC43, Class A3	2.782	11/10/52	9,999	9,199,876
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.016(cc)	02/10/47	120,367	1,204
Series 2016-COR01, Class A3	2.826	10/10/49	678	666,942
Series 2017-COR02, Class A2	3.239	09/10/50	9,978	9,711,121
Series 2024-277P, Class A, 144A	6.338	08/10/44	2,800	2,931,590
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	9,200	243,300

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,354,871
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	14,324	14,073,237
Series 2019-C15, Class A3	3.779	03/15/52	5,973	5,806,112

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	186,363
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	284	279,198
Series 2017-C06, Class A4	3.071	06/10/50	600	583,043

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	242,025
FHLMC Multifamily Structured Pass-Through Certificates,
Series K069, Class X1, IO	0.340(cc)	09/25/27	6,173	39,600
Series K090, Class X1, IO	0.706(cc)	02/25/29	97,633	2,205,357
Series K093, Class X1, IO	0.938(cc)	05/25/29	12,106	359,103
Series K097, Class X1, IO	1.084(cc)	07/25/29	17,493	634,009
Series K101, Class X1, IO	0.829(cc)	10/25/29	18,563	546,750
Series K122, Class X1, IO	0.871(cc)	11/25/30	36,954	1,379,979
Series K1513, Class X1, IO	0.852(cc)	08/25/34	30,449	1,576,180
Series K735, Class X1, IO	0.961(cc)	05/25/26	8,072	41,252
Series Q001, Class XA, IO	2.081(cc)	02/25/32	12,130	740,055

GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	12,200	12,251,978
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50	762	748,475
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,145,806
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,360,018
Series 2019-GC38, Class A3	3.703	02/10/52	6,950	6,766,197
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	170	165,544
Series 2015-C30, Class A5	3.822	07/15/48	722	719,463
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	2,458	2,401,311
Series 2017-C07, Class A4	3.147	10/15/50	1,073	1,035,886

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,035	1,144,457

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

MHP, Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	6.953%(c)	01/15/39		2,560	$2,560,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49		2,393	2,375,593
Series 2016-C30, Class A4	2.600	09/15/49		4,882	4,799,164
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,175,427
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		1,107	1,102,505
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,073,872
Series 2017-HR02, Class A3	3.330	12/15/50		1,981	1,918,408
Series 2018-H04, Class A3	4.043	12/15/51		1,324	1,302,195
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,534,244
Series 2021-L07, Class A4	2.322	10/15/54		11,000	9,592,081

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56		21,000	21,784,722
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,563,024
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43		15,150	15,483,999
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.956(c)	03/15/36		5,000	4,727,568
ROCK Trust,
Series 2024-CNTR, Class C, 144A	6.471	11/13/41		3,400	3,515,710
Series 2024-CNTR, Class D, 144A	7.109	11/13/41		7,820	8,110,892

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	6.408(c)	01/23/32	GBP	7,846	10,385,845
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	5.585(c)	12/15/39		7,960	7,967,462
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		457	445,822
Series 2017-C07, Class A3	3.418	12/15/50		1,477	1,433,674
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,122,599
Series 2018-C10, Class A3	4.048	05/15/51		1,300	1,282,989
Series 2018-C14, Class A3	4.180	12/15/51		2,399	2,374,344

WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.834(c)	11/15/41		17,390	17,417,172
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,276	1,255,102
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,360,928
Series 2017-C40, Class A3	3.317	10/15/50		350	341,697
Series 2017-RB01, Class A4	3.374	03/15/50		632	615,274
Series 2018-C43, Class XB, IO	0.303(cc)	03/15/51		51,500	430,720
Series 2018-C46, Class XB, IO	0.353(cc)	08/15/51		104,789	1,088,831
Series 2020-C56, Class A4	2.194	06/15/53		2,876	2,649,209
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.956(c)	05/15/31		7,000	7,024,551

WEST Trust, Series 2025-ROSE, Class A, 144A	5.275(cc)	04/10/35		8,080	8,189,347

Total Commercial Mortgage-Backed Securities (cost $531,214,540)					519,713,575
Corporate Bonds 26.0%
Aerospace & Defense 0.8%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	3.850	12/15/25		30	29,902
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26		33,678	33,233,601
Sr. Unsec’d. Notes	2.250	06/15/26		80	78,328
Sr. Unsec’d. Notes	2.750	02/01/26		90	88,980
Sr. Unsec’d. Notes	3.250	02/01/28		9,944	9,628,135
Sr. Unsec’d. Notes	3.625	02/01/31		3,940	3,712,607

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	6.298%	05/01/29	2,225	$2,347,830
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,959	1,966,346
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	558	557,651
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	100	103,815
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	964	966,410

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	4.400	06/15/28	50	50,006
RTX Corp.,
Sr. Unsec’d. Notes	3.125	05/04/27	20	19,569
Sr. Unsec’d. Notes	7.200	08/15/27	30	31,672
				52,814,852
Agriculture 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	140	132,257
Gtd. Notes	5.350	08/15/32	11,635	11,864,404

BAT International Finance PLC (United Kingdom), Gtd. Notes	4.448	03/16/28	70	69,761
Cargill, Inc., Sr. Unsec’d. Notes, 144A, MTN	7.410	06/18/27	1,773	1,854,595
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.875	07/26/29	1,655	1,599,754
Gtd. Notes, 144A(a)	4.500	06/30/28	4,515	4,507,053
Gtd. Notes, 144A, MTN	5.500	02/01/30	6,740	6,920,838
				26,948,662
Airlines 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,400	1,393,504
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	17,015	17,014,830
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,387,423
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	73	72,551
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,355,668
Sr. Sec’d. Notes, 144A	4.625	04/15/29	749	731,023
				24,954,999
Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	1,258	1,170,190
Auto Manufacturers 1.6%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	12,800	12,486,002
Sr. Unsec’d. Notes	2.900	02/16/28	575	539,587
Sr. Unsec’d. Notes	4.134	08/04/25	925	925,000
Sr. Unsec’d. Notes	4.950	05/28/27	3,000	2,975,339
Sr. Unsec’d. Notes	5.113	05/03/29	6,800	6,649,879
Sr. Unsec’d. Notes	5.800	03/08/29	9,230	9,246,641
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,146,074
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,284,289
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	34,297

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Sr. Unsec’d. Notes	1.500%	06/10/26	335	$326,050
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,263,353
Sr. Unsec’d. Notes	5.000	04/09/27	70	70,360
Sr. Unsec’d. Notes	5.050	04/04/28	19,906	20,109,060
Sr. Unsec’d. Notes	5.350	07/15/27	1,177	1,191,990
Sr. Unsec’d. Notes	5.400	04/06/26	335	336,356
Sr. Unsec’d. Notes	6.050	10/10/25	75	75,155
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	52,324
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	103,429
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,180	4,140,017
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	30,730
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	24,296
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	14,015
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	27,823

Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	09/13/27	7,365	7,309,283
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31	2,815	2,375,196
Gtd. Notes, 144A	5.750	03/18/30	1,180	1,182,936

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	4.050(cc)	10/24/25	3,500	3,489,988
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	1.250	11/24/25	200	197,813
Gtd. Notes, 144A	4.950	08/15/29	5,520	5,528,882
Gtd. Notes, 144A	5.050	03/27/28	15,570	15,644,029
				105,780,193
Auto Parts & Equipment 0.2%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes	4.650	09/13/29	1,795	1,782,440
Gtd. Notes(a)	6.875(ff)	12/15/54	440	442,750

Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	513,640
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	755	777,088
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	7,300	7,246,860
				10,762,778
Banks 6.9%
ABN AMRO Bank NV (Netherlands), Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	10,700	10,737,193
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A(a)	4.875	01/11/29	1,250	1,230,625
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,800	2,880,837
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	13,600	13,790,138

Bank Negara Indonesia Persero Tbk PT (Indonesia), Sub. Notes, EMTN	3.750	03/30/26	17,155	16,983,450
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,189,266
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,492,816
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	520,963
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,461,756
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	7,530	6,874,227
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,284,285

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.824%(ff)	01/20/28	675	$667,663
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,314,164
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,723,139
Sub. Notes, MTN	4.450	03/03/26	6,500	6,492,905

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	123,086
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	335	324,933
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	11,045	11,100,701
Sr. Unsec’d. Notes(a)	5.086(ff)	02/25/29	12,800	12,936,214
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	4,415	3,945,712
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	4,255	4,152,192
Sr. Preferred Notes, 144A(a)	5.176(ff)	01/09/30	5,230	5,320,631

BPCE SA (France), Sr. Non-Preferred Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	10,053,741
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	6,201	6,244,865
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	3,800	3,950,797
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	4,075	4,092,462
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	10,441	10,551,481
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	6,615	6,534,553
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,377,011
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,415	1,295,838
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,456,879
Sr. Unsec’d. Notes(a)	3.980(ff)	03/20/30	1,085	1,061,857
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	24,120	24,021,802
Sub. Notes	4.450	09/29/27	6,500	6,481,760
Sub. Notes	4.600	03/09/26	165	164,827

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A	5.230(ff)	01/09/29	12,850	13,023,155
Danske Bank A/S (Denmark), Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	3,910	3,916,646
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	19,280	19,314,380
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	4,205	4,236,667
Sr. Non-Preferred Notes(a)	5.297(ff)	05/09/31	2,000	2,030,200
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	6,360	6,772,043

Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,994,631
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	450	481,129
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	3,031,227
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	8,152,619
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,349,701
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	3,523	3,166,531
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	269,917
Sr. Unsec’d. Notes	3.850	01/26/27	800	793,530
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,067,258
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	7,200	7,192,178
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	8,600	9,089,105
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	125	112,275

Hamburg Commercial Bank AG (Germany), Sub. Notes, EMTN, SOFR + 0.667%	5.016(c)	03/21/31	5,000	4,862,870
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	4.858(ff)	03/25/29	7,285	7,340,009

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	7.036%(c)	10/01/25(oo)	4,510	$4,535,381
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,636,814
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,426,158
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	5,707,609
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	2,690	2,415,904
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	366,802
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,453,260
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,531,665
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,912,277
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	5,985	6,202,683

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	5,005	5,036,181
KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,460	2,270,605
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	791,452
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	2.309(ff)	07/20/32	6,285	5,471,434
Mizuho Financial Group, Inc. (Japan), Sub. Notes, 144A(a)	4.353	10/20/25	335	334,329
Morgan Stanley,
Sr. Unsec’d. Notes	4.654(ff)	10/18/30	7,910	7,922,512
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,864,222
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,209,485
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,145,652
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,818,932
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,346,351
Sr. Unsec’d. Notes, MTN(a)	2.511(ff)	10/20/32	1,680	1,469,514
Sr. Unsec’d. Notes, MTN	3.591(ff)(cc)	07/22/28	640	628,624
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,490,509
Sub. Notes, MTN	5.000	11/24/25	175	175,018

Morgan Stanley Private Bank NA, Sr. Unsec’d. Notes	4.734(ff)	07/18/31	15,295	15,362,405
PNC Bank NA, Sub. Notes	4.050	07/26/28	350	346,505
Rheinland-Pfalz Bank (Germany), Sub. Notes, 144A	6.875(cc)	02/23/28	10,000	10,489,724
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.673(ff)	06/14/27	335	326,195
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27	8,055	8,111,772
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	11,465	11,644,224

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	3,365	3,630,830
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	3,193,332
UniCredit SpA (Italy), Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	1,180	1,175,518
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	11,845	12,462,695
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,575	2,361,971
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	17,850	18,196,821
				472,496,205

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Biotechnology 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.200%	02/21/27		30	$29,018
Sr. Unsec’d. Notes	5.150	03/02/28		335	341,130
					370,148
Building Materials 0.3%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(a)	8.750	08/01/28		2,775	2,551,697
Cemex SAB de CV (Mexico), Gtd. Notes	3.125	03/19/26	EUR	1,000	1,139,488
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27		2,239	2,123,074
Lennox International, Inc., Gtd. Notes	1.700	08/01/27		30	28,397
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32		2,100	2,155,278
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		550	520,749
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28		2,000	1,975,528

Vulcan Materials Co., Sr. Unsec’d. Notes	4.950	12/01/29		7,580	7,694,785
					18,188,996
Chemicals 0.4%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes(a)	4.500	01/10/28		2,000	1,530,000
Gtd. Notes, 144A	4.500	01/10/28		900	688,500
Gtd. Notes, 144A(a)	4.500	01/31/30		1,457	1,024,999
Gtd. Notes, 144A	8.500	01/12/31		6,121	4,789,682

Celanese US Holdings LLC, Gtd. Notes	6.850	11/15/28		1,050	1,093,746
LYB International Finance III LLC, Gtd. Notes	1.250	10/01/25		185	183,708
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28		335	338,362
Sr. Unsec’d. Notes	5.950	11/07/25		20	20,056
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		407	367,098
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		3,296	3,427,528
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	9.750	11/15/28		3,875	4,064,059
Sr. Unsec’d. Notes, 144A	6.250	10/01/29		1,000	956,954
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		1,020	1,006,740
Gtd. Notes	6.500	09/27/28		600	577,650
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25		85	85,000
Sr. Unsec’d. Notes	3.450	06/01/27		45	44,208

Syensqo Finance America LLC (Belgium), Gtd. Notes, 144A	5.650	06/04/29		5,705	5,874,708
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.800	06/06/26		335	331,546
					26,404,544
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29		2,725	2,081,219

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000%	06/01/29		1,800	$1,750,866
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28		4,400	4,268,000
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,925	1,866,634

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		1,825	1,733,403
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29		5,275	4,845,123
Gtd. Notes, 144A	4.625	10/01/27		4,356	4,257,832

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.750	10/15/29		1,000	1,009,000
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		350	370,044
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27		2,246	2,214,054
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25		6,000	5,961,536
Sr. Unsec’d. Notes	0.894	12/10/25		3,643	3,594,302

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		4,974	5,073,791
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,833,848
Equifax, Inc., Sr. Unsec’d. Notes	5.100	06/01/28		330	335,036
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28		335	337,807
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	679,767
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.150	01/15/27		80	77,247
Sr. Unsec’d. Notes	4.450	06/01/28		85	84,608

Herc Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	7.000	06/15/30		2,845	2,937,698
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29		2,347	2,319,756
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27		320	319,993
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29		1,700	1,743,603
					47,613,948
Computers 0.1%
Dell International LLC/EMC Corp., Sr. Unsec’d. Notes	6.020	06/15/26		125	126,075
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26		170	166,060
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.450	09/25/26		8,165	8,158,862
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		971	1,052,210
					9,503,207
Diversified Financial Services 1.0%
American Express Co., Sr. Unsec’d. Notes	6.338(ff)	10/30/26		8,335	8,368,098
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		2,925	2,913,042

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200%	12/12/28		2,880	$3,061,358
Capital One Financial Corp.,
Sr. Unsec’d. Notes	4.927(ff)	05/10/28		35	35,196
Sr. Unsec’d. Notes	7.149(ff)	10/29/27		4,450	4,582,724

CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27		250	242,794
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230(c)	05/31/26(d)		9,290	8,268,206
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27		3,040	3,089,859
Gtd. Notes	6.750	11/17/28		1,710	1,815,522
Gtd. Notes, 144A	4.625	11/15/27		110	109,398

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		425	425,441
OMERS Finance Trust (Canada), Gtd. Notes, 144A	5.500	11/15/33		7,850	8,344,000
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		800	763,005
Gtd. Notes	6.625	05/15/29		3,075	3,140,095

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		6,400	6,134,628
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	208,496
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,585,394

PRA Group, Inc., Gtd. Notes, 144A	8.375	02/01/28		2,165	2,215,665
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26		6,575	6,412,682
Synchrony Financial, Sr. Unsec’d. Notes	5.019(ff)	07/29/29		2,795	2,793,394
United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.500	11/15/25		2,100	2,100,039
					66,609,036
Electric 1.8%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950	06/01/28		35	34,460
AES Corp. (The),
Sr. Unsec’d. Notes	1.375	01/15/26		30	29,520
Sr. Unsec’d. Notes	5.450	06/01/28		250	253,913

Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365(cc)	06/15/26		3,220	3,237,125
Alliant Energy Finance LLC, Gtd. Notes, 144A	5.400	06/06/27		3,965	3,994,333
Ameren Corp., Sr. Unsec’d. Notes	3.650	02/15/26		170	169,019
Black Hills Corp., Sr. Unsec’d. Notes	5.950	03/15/28		25	25,837
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,375	2,334,408
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,929,738
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		1,775	1,766,322

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	1.450	06/01/26		25	24,351
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29		3,011	2,911,637
Duke Energy Corp., Sr. Unsec’d. Notes	4.300	03/15/28		115	114,807

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Edison International, Sr. Unsec’d. Notes	4.700%	08/15/25		10,000	$9,996,338
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	3.625	10/13/25		305	304,173
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29		12,260	12,436,206
Entergy Corp., Sr. Unsec’d. Notes	0.900	09/15/25		35	34,829
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,389	2,426,818
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		5,213	5,295,522
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		4,746	5,007,030
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27		125	121,820
Sr. Unsec’d. Notes	4.750	05/15/26		160	160,003
Sr. Unsec’d. Notes	5.450	03/01/28		150	153,284
Sr. Unsec’d. Notes, Series M	3.300	01/15/28		25	24,300

FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250	03/15/28		90	86,998
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26		85	85,487
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26		445	455,627
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29		108	123,888
Local Gov’t. Gtd. Notes, Series GH(a)	8.250	04/15/26		314	321,499
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		670	705,081
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		1,158	1,337,176
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27		395	415,682

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		4,320	4,211,568
MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500	06/09/28		4,980	5,213,512
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A(a)	3.395	04/09/30		1,640	1,558,868
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27		335	329,826
Gtd. Notes	4.625	07/15/27		185	185,637
Gtd. Notes	4.685	09/01/27		8,330	8,369,962
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		4,350	4,357,141
Gtd. Notes, 144A	5.250	06/15/29		625	618,044
Pacific Gas & Electric Co.,
First Mortgage	3.150	01/01/26		75	74,483
First Mortgage	3.300	12/01/27		175	169,018
First Mortgage	5.000	06/04/28		15,520	15,603,099

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,141,177
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	0.800	08/15/25		20	19,964
Sempra, Sr. Unsec’d. Notes	4.000	02/01/48		580	430,201
Southern Co. (The),
Sr. Unsec’d. Notes	3.250	07/01/26		220	217,602
Sr. Unsec’d. Notes	5.150	10/06/25		335	335,097
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,438,304
Jr. Sub. Notes, 144A(a)	8.000(ff)	10/15/26(oo)		5,125	5,228,870
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,162,964
Gtd. Notes, 144A	5.000	07/31/27		5,091	5,065,615
Gtd. Notes, 144A	5.500	09/01/26		1,000	999,113

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A	5.625%	02/15/27		6,450	$6,442,248
Sr. Sec’d. Notes, 144A	3.700	01/30/27		30	29,584
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26		45	44,997
Sr. Unsec’d. Notes	5.000	09/27/25		85	85,011

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.000	06/15/28		60	59,401
					119,708,537
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		730	748,557
Gtd. Notes, 144A	6.625	03/15/32		540	557,105
Gtd. Notes, 144A	7.250	06/15/28		2,425	2,458,749
					3,764,411
Electronics 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	4.750	03/30/26		45	45,056
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26		30	29,093
					74,149
Engineering & Construction 0.3%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,897,744
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,552,061
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	195,000
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		920	953,224
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes(a)	4.250	10/31/26		3,509	3,489,279
Sr. Sec’d. Notes, 144A	3.875	04/30/28		1,560	1,513,980
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,774,666

TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29		2,100	1,980,951
					18,356,905
Entertainment 0.3%
Caesars Entertainment, Inc., Gtd. Notes, 144A(a)	4.625	10/15/29		8,805	8,324,525
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,925	2,925,230
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		2,475	2,412,083
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		3,675	3,542,006
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,229,016
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		505	337,575
Gtd. Notes	5.141	03/15/52		525	324,883
					22,095,318

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 1.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500%	02/15/28		1,750	$1,778,962
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		4,800	4,258,260
Sr. Sec’d. Notes, 144A	8.000	09/15/28		275	257,194
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.125	05/14/30	GBP	8,420	10,553,315
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	1,750	2,016,769

JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.000	02/02/29		3,680	3,490,930
Kellanova, Sr. Unsec’d. Notes(a)	4.300	05/15/28		13,929	13,957,483
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		335	330,695
Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26		335	327,673
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		5,025	4,774,836
Mars, Inc., Sr. Unsec’d. Notes, 144A	4.800	03/01/30		22,515	22,735,749
McCormick & Co., Inc., Sr. Unsec’d. Notes	0.900	02/15/26		15	14,694
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		15,130	13,786,313
Gtd. Notes, 144A	4.250	02/01/27		2,800	2,766,716

US Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29		6,000	5,882,079
					86,931,668
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		1,075	1,068,651
Brooklyn Union Gas Co. (The), Sr. Unsec’d. Notes, 144A	3.407	03/10/26		25	24,801
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		4,720	4,831,531
					5,924,983
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		820	781,986
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	486,565
					1,268,551
Healthcare-Services 0.2%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,159,076
Cigna Group (The), Gtd. Notes	3.400	03/01/27		25	24,604
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		3,725	3,554,885
Elevance Health, Inc., Sr. Unsec’d. Notes	4.900	02/08/26		335	334,859
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	68,461
Gtd. Notes	5.250	06/15/26		335	335,377
Gtd. Notes	5.375	09/01/26		290	291,258

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes	5.625%	09/01/28	335	$343,393

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	5.200	06/15/29	1,450	1,475,737
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	800	627,664
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28	335	343,118
Sr. Sec’d. Notes	6.250	02/01/29	4,005	4,188,794
Laboratory Corp. of America Holdings,
Gtd. Notes	1.550	06/01/26	205	200,143
Gtd. Notes	3.600	09/01/27	335	330,011
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	25	24,117
Sr. Sec’d. Notes	4.625	06/15/28	225	221,195
				13,522,692
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	4,981	5,281,971
Home Builders 0.4%
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	2,050	2,044,807
Gtd. Notes(a)	7.250	10/15/29	2,200	2,213,560

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	4,175	4,177,511
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	2,100	2,139,249
Lennar Corp.,
Gtd. Notes	4.750	11/29/27	135	135,428
Gtd. Notes	5.000	06/15/27	40	40,174
Gtd. Notes	5.250	06/01/26	3,145	3,144,385

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	834	826,366
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	3,000	2,979,240
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,335,704
Gtd. Notes, 144A	6.625	07/15/27	3,725	3,664,257
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	4,895	4,875,054
Gtd. Notes	5.700	06/15/28	160	161,660
				27,737,395
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	6.125	06/15/30	520	518,779
Household Products/Wares 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000	06/26/27	6,005	5,862,103

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375%	05/15/30	1,390	$1,351,091
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	965	1,012,296
				2,363,387
Insurance 0.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Sec’d. Notes, 144A	7.500	11/06/30	1,325	1,368,701
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	134,115
Arthur J Gallagher & Co., Sr. Unsec’d. Notes(a)	4.850	12/15/29	2,820	2,844,933
CNA Financial Corp., Sr. Unsec’d. Notes	4.500	03/01/26	30	29,952
Markel Group, Inc., Sr. Unsec’d. Notes	4.150	09/17/50	505	385,305
Principal Financial Group, Inc., Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	330,861
				5,093,867
Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	2,897	2,895,813
Cleveland-Cliffs, Inc., Gtd. Notes, 144A(a)	6.875	11/01/29	1,890	1,890,682
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	8.125	05/01/27	1,000	999,770
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	1,178	1,228,065
				7,014,330
Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	168	169,752
Sr. Sec’d. Notes, 144A	4.000	08/01/28	1,975	1,910,713

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	4,725	4,734,570
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	4,755	4,758,566
Sr. Sec’d. Notes, 144A	5.875	02/15/27	3,500	3,497,375
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,750	1,850,485
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(a)	5.500	08/31/26	1,175	1,178,496
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	2,425	2,450,632

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	1,525	1,517,375
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	1,350	1,333,922
				23,401,886
Lodging 0.2%
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	935	931,725
Gtd. Notes	6.125	09/15/29	6,205	6,295,580

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.250	05/15/27	4,100	4,094,713
				11,322,018

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified 0.2%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500%	01/01/30		400	$419,034
CNH Industrial Capital LLC, Gtd. Notes	1.450	07/15/26		45	43,700
Dover Corp., Sr. Unsec’d. Notes	3.150	11/15/25		35	34,825
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29		7,190	7,269,882
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		3,400	3,606,079
Weir Group, Inc. (United Kingdom), Gtd. Notes, 144A	5.350	05/06/30		1,570	1,587,715
					12,961,235
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/27		625	619,860
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		25	24,567
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		2,750	2,745,457
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47		85	71,869
Sr. Sec’d. Notes	6.484	10/23/45		95	92,363

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15	14,772
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		600	394,987
Gtd. Notes, 144A	4.125	12/01/30		750	503,870
Gtd. Notes, 144A	5.375	02/01/28		975	897,007
Gtd. Notes, 144A	5.500	04/15/27		9,497	9,195,277
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	467,613
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		825	601,758
Gtd. Notes	7.375	07/01/28(d)		675	517,962
Gtd. Notes	7.750	07/01/26(d)		4,500	3,999,500

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		4,350	4,529,268
Paramount Global, Sr. Unsec’d. Notes	3.700	06/01/28		25	24,229
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,492,423
Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,100	3,757,487
					30,950,269
Mining 0.4%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	02/21/30		6,215	6,353,537
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		3,597	3,592,504
Sec’d. Notes, 144A	9.375	03/01/29		2,830	2,989,188

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		1,230	1,236,150
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		1,400	1,413,890
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26		3,000	2,970,330
Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27		3,842	3,835,453
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		2,150	2,115,257

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Novelis Corp., (cont’d.)
Gtd. Notes, 144A	6.875%	01/30/30	1,350	$1,390,131

Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	3,000	2,977,540
				28,873,980
Multi-National 0.2%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,135,954
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	380	386,635
Sr. Unsec’d. Notes	5.250	11/21/25	10	9,993
Sr. Unsec’d. Notes	6.000	04/26/27	8,350	8,572,967
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	501,122
Unsec’d. Notes	6.950	08/01/26	500	510,419
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	1,973,515
				15,090,605
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,477,970
Gtd. Notes	5.100	03/01/30	1,800	1,811,399
				4,289,369
Oil & Gas 1.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	1,585	1,414,484
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	8,945	8,508,290

Antero Resources Corp., Gtd. Notes, 144A(a)	5.375	03/01/30	3,175	3,154,109
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27	3,516	4,277,973
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	50	49,696
Sr. Unsec’d. Notes	5.400	06/15/47	792	704,322
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	2,921	2,889,860
Gtd. Notes, 144A	8.375	07/01/28	770	792,753
Gtd. Notes, 144A	8.625	11/01/30	550	561,520

Crescent Energy Finance LLC, Gtd. Notes, 144A(a)	9.250	02/15/28	1,818	1,889,530
Devon Energy Corp., Sr. Unsec’d. Notes	5.250	10/15/27	20	20,041
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31	1,813	1,563,930
Sr. Unsec’d. Notes	6.875	04/29/30	1,545	1,547,008
Sr. Unsec’d. Notes	7.750	02/01/32	1,281	1,275,236
Sr. Unsec’d. Notes	8.625	01/19/29	3,950	4,240,127

Expand Energy Corp., Gtd. Notes(a)	5.375	02/01/29	3,150	3,153,978
Hess Corp., Sr. Unsec’d. Notes	4.300	04/01/27	55	54,961
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28	1,650	1,657,451
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27	200	199,434

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800%	04/01/28		75	$73,690
Sr. Unsec’d. Notes	5.125	12/15/26		315	317,007
Sr. Unsec’d. Notes	5.150	03/01/30		7,370	7,508,637
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		676	665,541
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		811	798,648
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058	09/30/29		676	665,540

Occidental Petroleum Corp., Sr. Unsec’d. Notes	7.500	05/01/31		250	274,551
Ovintiv, Inc.,
Gtd. Notes	5.375	01/01/26		70	70,043
Gtd. Notes	5.650	05/15/28		335	343,312

Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		4,625	4,621,947
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,600	1,635,386
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	1,800	2,316,849
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		179	174,248
Gtd. Notes	6.490	01/23/27		3,045	3,045,000
Gtd. Notes(a)	6.500	01/23/29		300	298,200
Gtd. Notes	6.625	06/15/38		74	60,716
Gtd. Notes	6.700	02/16/32		428	406,600
Gtd. Notes	6.840	01/23/30		300	295,200
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,800	1,991,262
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,296	1,467,441
Gtd. Notes, MTN	6.875	08/04/26		775	777,635

Phillips 66, Gtd. Notes	3.900	03/15/28		70	69,061
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26		100	98,441
Sr. Unsec’d. Notes	5.100	03/29/26		15	15,058

Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	7.000	09/15/28		3,200	3,297,549
Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29		660	620,440
Valero Energy Corp.,
Sr. Unsec’d. Notes	2.150	09/15/27		1,420	1,352,232
Sr. Unsec’d. Notes	4.350	06/01/28		175	174,528
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		6,960	6,987,973
Sr. Unsec’d. Notes, 144A(a)	5.875	05/22/30		10,840	11,140,264
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		6,263	6,616,018
					96,133,720
Packaging & Containers 0.3%
Amcor Finance USA, Inc., Gtd. Notes	4.500	05/15/28		335	334,384
Ball Corp., Gtd. Notes	6.000	06/15/29		6,025	6,132,665
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26		6,150	6,054,868
Sr. Sec’d. Notes	1.650	01/15/27		20	19,185
Sr. Sec’d. Notes, 144A	5.500	04/15/28		2,000	2,047,183
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		3,340	3,406,907
Sr. Sec’d. Notes, 144A	6.750	04/15/32		1,375	1,407,672

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512%	04/15/26	40	$38,991
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	450	454,310
WRKCo, Inc., Gtd. Notes	3.375	09/15/27	50	48,939
				19,945,104
Pharmaceuticals 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	170	167,024
Sr. Unsec’d. Notes	4.550	03/15/35	165	159,363
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	814,125
Gtd. Notes, 144A	5.000	02/15/29	550	380,055
Gtd. Notes, 144A	5.250	01/30/30	550	352,000
Gtd. Notes, 144A	5.250	02/15/31	25	15,125
Gtd. Notes, 144A	6.250	02/15/29	100	70,767
Gtd. Notes, 144A	7.000	01/15/28	200	174,750
Sr. Sec’d. Notes, 144A	4.875	06/01/28	2,215	1,960,275

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.250	12/15/25	555	553,234
Cencora, Inc., Sr. Unsec’d. Notes	3.450	12/15/27	85	83,121
CVS Health Corp.,
Sr. Unsec’d. Notes	2.875	06/01/26	335	330,263
Sr. Unsec’d. Notes	3.250	08/15/29	50	47,377
Sr. Unsec’d. Notes	5.000	01/30/29	25	25,340

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,250	1,182,529
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	169	167,673
Gtd. Notes	5.250	06/15/46	2,095	1,692,380
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,190	3,807,512
Gtd. Notes	4.000	06/22/50	820	539,632
				12,522,545
Pipelines 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	2,450	2,427,620
Gtd. Notes, 144A	5.750	03/01/27	3,125	3,126,976

Boardwalk Pipelines LP, Gtd. Notes	5.950	06/01/26	60	60,410
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.125	06/30/27	9,390	9,458,631
DT Midstream, Inc., Gtd. Notes, 144A	4.125	06/15/29	2,000	1,927,434
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,329,947
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,506,787
Sr. Unsec’d. Notes	3.900	07/15/26	40	39,775
Sr. Unsec’d. Notes	4.400	03/15/27	80	79,772
Sr. Unsec’d. Notes(a)	5.200	04/01/30	4,035	4,113,555
Sr. Unsec’d. Notes	5.250	07/01/29	5,535	5,658,708
Sr. Unsec’d. Notes	5.300	04/15/47	110	96,825

Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	6.190	11/01/25	210	210,457

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes	4.125%	03/01/27	20	$19,869
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,359

NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	330	328,146
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	9,790	9,142,426
Gtd. Notes	3.250	06/01/30	2,005	1,874,254
Gtd. Notes	4.950	07/13/47	385	321,701
Gtd. Notes	5.375	06/01/29	6,530	6,666,078

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	6.000	03/01/27	600	598,187
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	4.250	05/15/28	50	49,686
Sr. Unsec’d. Notes	4.875	01/15/26	200	200,120

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000	03/15/28	135	133,345
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	120	120,001
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	2,550	2,619,605
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	2,665	2,664,627
Sr. Sec’d. Notes, 144A	8.125	06/01/28	1,025	1,060,438

Western Midstream Operating LP, Sr. Unsec’d. Notes	4.050	02/01/30	16,330	15,689,662
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	400	399,575
Sr. Unsec’d. Notes	4.800	11/15/29	5,255	5,296,099
Sr. Unsec’d. Notes	4.900	03/15/29	5,615	5,674,431
Sr. Unsec’d. Notes(a)	5.300	08/15/28	9,500	9,727,796
Sr. Unsec’d. Notes	5.400	03/02/26	3,560	3,575,788
				98,216,090
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	3,157	3,188,900
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	2,700	2,684,041
				5,872,941
Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.750	12/15/29	210	194,417
Gtd. Notes	4.300	01/15/26	20	19,954
American Tower Corp.,
Sr. Unsec’d. Notes	1.500	01/31/28	150	139,555
Sr. Unsec’d. Notes	3.550	07/15/27	115	113,037
Sr. Unsec’d. Notes	3.650	03/15/27	335	330,234
Sr. Unsec’d. Notes	3.800	08/15/29	2,780	2,698,479
Sr. Unsec’d. Notes	5.200	02/15/29	7,955	8,114,895
Sr. Unsec’d. Notes	5.250	07/15/28	110	112,479

Brandywine Operating Partnership LP, Gtd. Notes	3.950	11/15/27	245	236,226
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900	03/15/27	40	38,930
Sr. Unsec’d. Notes	3.700	06/15/26	295	292,609
Sr. Unsec’d. Notes	4.000	03/01/27	15	14,868

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.600%	06/01/29		3,715	$3,830,155

CubeSmart LP, Gtd. Notes	3.125	09/01/26		80	78,666
Digital Realty Trust LP, Gtd. Notes	4.450	07/15/28		125	125,109
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28		100	94,109
Gtd. Notes	3.800	04/01/27		115	113,659
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27		1,175	1,077,903
Sr. Sec’d. Notes, 144A	8.500	02/15/32		325	338,081
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		845	865,904
Sr. Sec’d. Notes, 144A	4.875	05/15/29		2,100	2,020,851

Realty Income Corp., Sr. Unsec’d. Notes	4.450	09/15/26		10	9,991
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29		3,550	3,308,708
Sr. Unsec’d. Notes	3.875	02/15/27		2,400	2,357,251

Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625	07/15/26		3,250	3,188,326
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		7,840	8,282,914
Ventas Realty LP,
Gtd. Notes	3.250	10/15/26		85	83,634
Gtd. Notes	3.850	04/01/27		65	64,316
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27		95	93,387
Gtd. Notes, 144A	4.250	12/01/26		600	595,135
Gtd. Notes, 144A	4.625	12/01/29		485	475,530
Gtd. Notes, 144A	5.750	02/01/27		13,940	14,090,471

Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950	10/01/27		20	20,944
					53,420,727
Retail 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,275	1,229,942
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,335	1,344,118
Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,495	1,521,237

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27		2,930	2,875,428
AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28		1,470	1,550,201
Boots Group Finco LP (United Kingdom), Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	575	772,598
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		2,449	2,508,981
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		5,900	6,171,935
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		2,525	3,002,581
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	630,736
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	441,500

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		1,459	1,386,500
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		2,425	2,291,875

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26	305	$300,403
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27	25	24,673
Sr. Unsec’d. Notes, MTN	3.500	07/01/27	75	73,912

Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	2,325	2,008,588
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	2,335	2,326,541
				30,461,749
Semiconductors 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	335	332,118
Broadcom, Inc., Sr. Unsec’d. Notes	5.050	07/12/29	13,793	14,068,293
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes	5.350	03/01/26	35	35,105
				14,435,516
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28	3,500	3,245,301
Gtd. Notes	3.483	12/01/27	135	131,619
				3,376,920
Software 0.1%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	286	281,773
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	1,750	1,746,925
Gtd. Notes, 144A	9.250	06/01/30	925	929,701

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.650	03/01/28	335	312,361
Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28	40	40,875
Oracle Corp., Sr. Unsec’d. Notes	2.650	07/15/26	110	108,044
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	6,175	6,175,312
Take-Two Interactive Software, Inc., Sr. Unsec’d. Notes	5.000	03/28/26	75	75,153
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27	110	108,260
				9,778,404
Telecommunications 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	74	61,718
Sr. Unsec’d. Notes	3.800	02/15/27	55	54,479
Sr. Unsec’d. Notes	4.100	02/15/28	20	19,856
Sr. Unsec’d. Notes	4.500	05/15/35	70	66,457

Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.600	01/19/27	335	330,292
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000(s)	12/31/30	356	36
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000(s)	12/31/30	236	—

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250%	05/25/27		3,106	$3,107,855
Digicel International Finance Ltd./Difl US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32		6,240	6,285,552
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		241	243,644
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29(d)		8,275	8,719,657
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29		175	176,716
Sr. Sec’d. Notes, 144A	5.000	05/01/28		10,871	10,865,394

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	556,336
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		8,345	7,508,726
Sec’d. Notes, 144A	4.875	06/15/29		4,150	3,901,539
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,236	2,539,909
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	12,053,626
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	4,975	5,925,292

Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	02/23/28		140	140,557
NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	4.567	07/16/27		10,450	10,466,470
Sprint LLC, Gtd. Notes	7.625	03/01/26		2,745	2,763,801
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK N/A	11.750	03/01/28	GBP	1,236	163,206
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26		115	113,351
Gtd. Notes	2.625	04/15/26		60	59,183
Gtd. Notes	3.750	04/15/27		100	98,836
Gtd. Notes	5.375	04/15/27		35	35,022
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32		5,416	4,656,269
Sr. Unsec’d. Notes, 144A	5.401	07/02/37		303	302,418

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,430	1,764,925
					82,981,122
Toys/Games/Hobbies 0.0%
Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26		1,435	1,418,984
Gtd. Notes, 144A	5.875	12/15/27		335	335,507
					1,754,491
Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41		790	750,838
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000	06/01/28		20	19,809
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		1,245	1,151,301
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		78	79,155
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27		4,648	4,743,873

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300%	06/15/27		440	$438,727
Sr. Unsec’d. Notes, MTN	5.650	03/01/28		335	344,976

Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		6,566	6,480,022
					14,008,701
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	4.400	07/01/27		8,295	8,262,666
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		335	337,378
					8,600,044
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	2.950	09/01/27		175	170,176

Total Corporate Bonds (cost $1,769,831,808)					1,769,785,635
Floating Rate and Other Loans 1.4%
Auto Parts & Equipment 0.2%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.106(c)	01/28/32		1,225	1,225,511
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.172(c)	11/17/28		6,488	6,386,848
Term B Loan, 3 Month SOFR + 5.100%	9.409(c)	11/17/28		2,520	2,486,250
					10,098,609
Chemicals 0.0%
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.952(c)	12/16/31		3,317	3,184,020
Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	7.106(c)	08/12/28		196	195,739
OCS Group Investments Ltd. (United Kingdom), Facility B1 Loan, SONIA + 5.750%	9.980(c)	11/27/31	GBP	1,875	2,468,480
					2,664,219
Holding Companies-Diversified 0.2%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.810(c)	12/19/30		12,091	12,084,519
Cuppa Bidco BV (Netherlands), Facility B1 (EUR), 6 Month EURIBOR + 4.750%	6.787(c)	06/29/29	EUR	1,000	954,716
					13,039,235
Insurance 0.0%
Asurion LLC, New B-11 Term Loan, 1 Month SOFR + 4.350%	8.706(c)	08/21/28		929	919,825
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		394	342,910

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	12.500%	10/31/29	GBP	2,926	$3,980,117
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 2 Month SOFR + 5.000%^	9.328(c)	07/10/32		2,007	1,990,728
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.537(c)	01/30/32	EUR	5,225	5,910,363
					7,901,091
Media 0.0%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.842(c)	01/18/28		1,401	1,397,400
Metal Fabricate/Hardware 0.1%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.796(c)	04/23/30		1,676	1,692,558
Initial Term Loan, 3 Month SOFR + 6.500%	10.796(c)	04/23/30		6,843	6,911,809
					8,604,367
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month SOFR + 2.364%^	6.721(c)	04/23/26		81	80,771
Retail 0.4%
CDR Firefly Bidco PLC (United Kingdom), Facility B10, SONIA + 4.750%	8.967(c)	04/29/29	GBP	2,850	3,757,804
EG Finco Ltd. (United Kingdom), Additional Facility B2, 3 Month EURIBOR + 4.500%	6.956(c)	02/07/28	EUR	6,948	7,963,174
Peer Holding III BV (Netherlands), Term B-6 Loan, 3 Month EURIBOR + 2.750%	4.730(c)	07/01/31	EUR	7,875	8,995,937
The Boots Group (United Kingdom), Term Loan (GBP)	—(p)	07/18/32	GBP	2,975	3,945,773
WSH Services Holding Ltd. (United Kingdom), Term B Loan, SONIA + 4.500%	8.717(c)	05/16/31	GBP	450	594,416
					25,257,104
Telecommunications 0.3%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.780(c)	05/25/27		2,671	2,657,264
Level 3 Financing, Inc., Term B-3 Loan, 1 Month SOFR + 4.250%	8.606(c)	03/27/32		4,475	4,492,900
Zegona Holdco Ltd. (United Kingdom), Facility B (EUR) Loan, 6 Month EURIBOR + 3.000%	5.079(c)	07/17/29	EUR	10,925	12,463,159
					19,613,323

Total Floating Rate and Other Loans (cost $93,499,223)					97,082,991
Municipal Bonds 0.1%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		25	22,402
Taxable, Revenue Bonds, Series J	4.131	05/15/45		25	21,917
					44,319

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165%	08/15/2122	3,520	$2,543,833
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	3,571,477
				6,115,310
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	118,370
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	91,291

Total Municipal Bonds (cost $8,430,341)				6,369,290
Residential Mortgage-Backed Securities 5.0%
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	11,982	11,443,809
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.346(c)	07/01/26	2,181	2,182,566
Bellemeade Re Ltd., Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.500(c)	01/26/32	376	377,268
Chase Home Lending Mortgage Trust, Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	1,381	1,215,680
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,934	2,900,314
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	7,002	7,024,155
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.859(cc)	09/25/47	20	18,567
Series 2022-A, Class A1, 144A	6.170(cc)	09/25/62	2,132	2,132,867
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	10,460	9,919,385
Series 2024-RP02, Class A2, 144A	4.226(cc)	02/25/63	890	760,862
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	269	201,810
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	97	67,632
Series 2024-RP02, Class B3, PO, 144A	11.412(s)	02/25/63	247	29,176
Series 2024-RP02, Class B4, PO, 144A	14.852(s)	02/25/63	447	35,161
Series 2024-RP02, Class M1, 144A	3.199(cc)	02/25/63	598	493,042
Series 2024-RP02, Class M2, 144A	0.000(cc)	02/25/63	456	358,557
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	15	12,984
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	13,466	1,347
Series 2025-RP01, Class A1, 144A	4.045(cc)	01/25/64	18,317	17,243,606
Series 2025-RP01, Class A2, 144A	4.031(cc)	01/25/64	824	623,442
Series 2025-RP01, Class B1, 144A	4.031(cc)	01/25/64	330	196,416
Series 2025-RP01, Class B2, 144A	4.031(cc)	01/25/64	209	115,002
Series 2025-RP01, Class B3, 144A	4.031(cc)	01/25/64	264	113,470
Series 2025-RP01, Class B4, 144A	4.031(cc)	01/25/64	251	98,868
Series 2025-RP01, Class M1, 144A	4.031(cc)	01/25/64	703	502,743
Series 2025-RP01, Class M2, 144A	4.031(cc)	01/25/64	439	289,086
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	38	33,989
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	21,336	2,134
COLT Mortgage Loan Trust,
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70	10,300	10,291,085
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	6,385	6,385,373
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.600(c)	03/25/42	860	927,638
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.600(c)	03/25/42	340	361,751
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.050(c)	07/25/44	500	501,990

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904%(cc)	04/25/62		2,313	$2,183,917
Eagle Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.350(c)	09/26/33		323	323,966
EFMT, Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70		8,000	7,993,612
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32		1,428	103,945
Series 2012-144, Class EI, IO	3.000	01/25/28		554	12,132
Series 2012-148, Class IC, IO	3.000	01/25/28		939	18,187
Series 2013-13, Class IK, IO	2.500	03/25/28		504	10,927
Series 2013-49, Class AI, IO	3.000	05/25/33		1,101	78,487
Series 2015-59, Class CI, IO	3.500	08/25/30		407	10,657
Series 2016-20, Class DI, IO	3.500	04/25/31		1,331	81,394
Series 2018-24, Class BH	3.500	04/25/48		173	156,957
Series 2018-25, Class AG	3.500	04/25/47		542	527,682
Series 2018-57, Class QV	3.500	11/25/29		993	984,714
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55		14,840	14,849,909
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.350(c)	12/25/50		100	106,625
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.350(c)	11/25/50		1,630	1,800,645
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.000(c)	01/25/34		280	280,964
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.750(c)	10/25/41		1,630	1,672,975
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.850(c)	10/25/41		180	180,324
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	09/25/41		200	204,279
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.450(c)	09/25/41		3,080	3,106,950
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.700(c)	12/25/41		2,700	2,739,415
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.850(c)	01/25/42		110	112,018
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.250(c)	04/25/42		300	309,060
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40		99	98,672
Series 4046, Class PI, IO	3.000	05/15/27		367	6,861
Series 4060, Class IO, IO	3.000	06/15/27		171	3,028
Series 4131, Class BI, IO	2.500	11/15/27		933	18,859
Series 4146, Class KI, IO	3.000	12/15/32		1,506	111,832
Series 4153, Class IO, IO	3.000	01/15/28		1,103	20,152
Series 4172, Class KI, IO	3.000	10/15/32		1,827	96,012
Series 4182, Class EI, IO	2.500	03/15/28		765	18,040
Series 4186, Class JI, IO	3.000	03/15/33		4,768	296,844
Series 4314, Class PD	3.750	07/15/43		390	385,071
Series 4574, Class AI, IO	3.000	04/15/31		906	51,861
Series 4631, Class GP	3.500	03/15/46		1,172	1,130,173
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55		22,433	22,447,506
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43		654	109,062
Series 2014-116, Class IT, IO	4.000	08/20/44		734	92,685
Series 2016-164, Class IG, IO	4.000	12/20/46		1,230	199,625
Series 2017-045, Class QA	3.000	11/20/42		1,162	1,136,834
Series 2018-05, Class IB, IO	4.000	01/20/48		514	97,681
GS Mortgage-Backed Securities Trust,
Series 2025-RPL01, Class A1, PO, 144A	0.000(s)	01/25/64		31	30,001
Series 2025-RPL01, Class A1, PO, 144A	3.593(cc)	01/25/64		17,474	15,552,246

Home Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.150(c)	01/25/34		333	334,418
Kinbane DAC (Ireland), Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.004(c)	01/24/63	EUR	3,944	4,502,458
Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		17,949	17,804,631
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		4,750	4,758,364
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.049(c)	05/26/66	EUR	5,587	6,365,283

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250%(cc)	05/25/62		62	$61,227
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC02, Class A1, 144A	5.443(cc)	07/25/70		10,300	10,291,807
Series 2025-NQM04, Class A1B, 144A	5.588(cc)	06/25/70		3,979	3,982,089
Series 2025-NQM05, Class A1, 144A	5.439(cc)	07/25/70		8,700	8,699,476

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.217(c)	01/25/48		194	190,061
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		12,940	12,940,305
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,451	1,449,089
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,490	2,489,126
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		19,661	160,016
Series 2025-INV01, Class B1, 144A	6.603(cc)	02/25/70		750	733,551
Series 2025-INV01, Class B2, 144A	6.603(cc)	02/25/70		590	559,963
Series 2025-INV01, Class B3, 144A	6.603(cc)	02/25/70		370	334,810
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,073,754
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		19,661	658,633

NYMT Loan Trust, Series 2025-CP01, Class A1, 144A	3.750(cc)	11/25/69		11,600	11,025,743
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.250(c)	04/25/34		1,705	1,720,819
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		6,134	6,143,381
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		10,566	10,565,376
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		13,000	12,991,914
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.850(c)	05/25/33		8,844	8,948,025
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	03/29/27		6,493	6,558,295

PRET Trust, Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		4,177	3,962,185
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		7,213	7,217,892
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		1,274	1,228,811
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		4,572	4,439,640
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		6,703	6,513,089
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		1,267	1,186,501
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		747	686,997
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		729	659,543
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		257	228,001
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.050(c)	11/25/31		1,138	1,154,375
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.050(c)	07/25/33		823	826,899
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.350(c)	09/25/34		923	924,167

Santander Mortgage Asset Receivable Trust, Series 2025-NQM02, Class A1, 144A	5.732(cc)	02/25/65		7,880	7,900,049
Shamrock Residential (Ireland), Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.704(c)	06/24/71	EUR	906	1,034,565
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	5.092(cc)	12/25/34		73	68,200
Verus Securitization Trust, Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70		7,890	7,852,342

Total Residential Mortgage-Backed Securities (cost $335,878,593)					337,840,431
Sovereign Bonds 2.5%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	895,706
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		15,826	15,692,785

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500%	02/22/29		3,407	$3,401,891
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,513	3,507,732
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	625,270
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		973	990,514

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		6,950	6,831,850
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	4,595	4,825,620
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	6,546	7,271,866
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	8,218	9,111,684

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	1.375	02/10/31		10,000	8,488,448
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125	10/20/26		10,000	9,736,952
Gov’t. Gtd. Notes	4.000	05/23/28		10,760	10,700,157

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		10,000	9,442,500
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		1,510	1,479,473
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,645	1,661,027
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		195	190,311
Unsec’d. Notes, Series A, MTN	7.485(cc)	03/02/26		565	574,875
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		600	561,088
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		937	987,744
Sr. Unsec’d. Notes, Series 5Y	1.250	02/17/26		9,070	8,921,647
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	20,000	22,945,766
Sr. Unsec’d. Notes, Series 12Y	5.875	09/16/25		1,484	1,484,505

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500	13,038,691
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	4,492	4,726,165
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	5,842	6,666,890
Sr. Unsec’d. Notes	6.250	05/26/28		2,135	2,205,055
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,410	2,535,632
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	467,076
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	8,950	10,213,740

Total Sovereign Bonds (cost $162,770,585)					170,182,660
U.S. Government Agency Obligations 13.3%
Federal Farm Credit Bank	1.230	07/29/30		6,600	5,695,812
Federal Farm Credit Bank	1.550	07/26/30		500	438,222
Federal Farm Credit Bank	2.150	12/01/31		20,000	17,352,594
Federal Farm Credit Bank	2.200	12/09/31		10,000	8,700,744
Federal Home Loan Mortgage Corp.	1.500	02/01/36		17,345	15,404,412
Federal Home Loan Mortgage Corp.	1.500	05/01/36		482	426,482
Federal Home Loan Mortgage Corp.	2.500	09/01/46		5,087	4,269,223
Federal Home Loan Mortgage Corp.	2.500	01/01/51		463	383,045
Federal Home Loan Mortgage Corp.	2.500	04/01/51		7,997	6,601,496
Federal Home Loan Mortgage Corp.	2.500	05/01/51		4,356	3,574,903
Federal Home Loan Mortgage Corp.	2.500	07/01/51		2,311	1,904,937
Federal Home Loan Mortgage Corp.	2.500	11/01/51		15,508	12,974,335
Federal Home Loan Mortgage Corp.	2.500	12/01/51		5,417	4,451,647
Federal Home Loan Mortgage Corp.	2.500	01/01/52		907	756,292
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,238	1,018,198
Federal Home Loan Mortgage Corp.	3.000	07/01/46		2,835	2,538,034

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	11/01/50	631	$545,685
Federal Home Loan Mortgage Corp.	3.000	02/01/52	6,261	5,369,294
Federal Home Loan Mortgage Corp.	3.000	04/01/52	900	778,637
Federal Home Loan Mortgage Corp.	3.000	04/01/52	8,184	7,010,888
Federal Home Loan Mortgage Corp.	3.500	08/01/43	250	231,769
Federal Home Loan Mortgage Corp.	3.500	10/01/45	4,663	4,319,100
Federal Home Loan Mortgage Corp.	3.500	09/01/46	10,901	10,096,215
Federal Home Loan Mortgage Corp.	3.500	11/01/46	5,101	4,725,115
Federal Home Loan Mortgage Corp.	3.500	02/01/52	1,081	970,482
Federal Home Loan Mortgage Corp.	3.500	04/01/52	1,314	1,175,458
Federal Home Loan Mortgage Corp.	3.500	05/01/52	9,377	8,392,563
Federal Home Loan Mortgage Corp.	4.000	05/01/52	7,106	6,567,606
Federal Home Loan Mortgage Corp.	4.000	06/01/52	17,505	16,179,253
Federal Home Loan Mortgage Corp.	4.500	06/01/52	2,483	2,359,119
Federal Home Loan Mortgage Corp.	4.500	09/01/52	5,402	5,146,620
Federal Home Loan Mortgage Corp.	5.000	08/01/52	3,078	3,005,610
Federal Home Loan Mortgage Corp.	5.000	10/01/52	10,517	10,238,388
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,773	1,734,555
Federal Home Loan Mortgage Corp.	5.000	12/01/52	1,291	1,262,823
Federal Home Loan Mortgage Corp.	5.000	01/01/53	4,472	4,373,706
Federal Home Loan Mortgage Corp.	5.500	11/01/52	18,457	18,414,284
Federal Home Loan Mortgage Corp.	5.500	09/01/53	3,513	3,499,248
Federal Home Loan Mortgage Corp.	5.500	07/01/54	3,631	3,615,275
Federal Home Loan Mortgage Corp.	5.500	01/01/55	47,664	47,424,796
Federal Home Loan Mortgage Corp.	5.500	04/01/55	5,950	5,923,334
Federal Home Loan Mortgage Corp.	5.500	05/01/55	3,967	3,947,078
Federal Home Loan Mortgage Corp.	6.000	01/01/53	5,947	6,042,120
Federal Home Loan Mortgage Corp.	6.000	03/01/53	6,219	6,311,390
Federal Home Loan Mortgage Corp.	6.000	03/01/53	7,719	7,896,612
Federal Home Loan Mortgage Corp.	6.000	04/01/53	6,228	6,333,369
Federal Home Loan Mortgage Corp.	6.000	12/01/54	8,549	8,668,955
Federal Home Loan Mortgage Corp.	6.750	03/15/31	545	617,312
Federal National Mortgage Assoc.	1.500	05/01/36	610	540,037
Federal National Mortgage Assoc.	1.500	06/01/36	24,057	21,365,560
Federal National Mortgage Assoc.	2.000	TBA	36,000	28,170,542
Federal National Mortgage Assoc.(k)	2.000	12/01/36	40,781	37,248,450
Federal National Mortgage Assoc.	2.000	05/01/41	1,515	1,288,531
Federal National Mortgage Assoc.	2.500	TBA	29,000	23,768,879
Federal National Mortgage Assoc.	2.500	12/01/34	5,123	4,793,301
Federal National Mortgage Assoc.	2.500	08/01/35	2,250	2,096,779
Federal National Mortgage Assoc.(k)	2.500	08/01/36	54,856	51,131,018
Federal National Mortgage Assoc.	2.500	06/01/50	431	357,656
Federal National Mortgage Assoc.	2.500	10/01/50	1,726	1,422,393
Federal National Mortgage Assoc.	2.500	06/01/51	3,670	3,028,304
Federal National Mortgage Assoc.	2.500	07/01/51	815	671,534
Federal National Mortgage Assoc.	3.000	03/01/43	20,109	17,976,475
Federal National Mortgage Assoc.	3.000	08/01/43	343	306,665
Federal National Mortgage Assoc.	3.000	04/01/48	554	494,773
Federal National Mortgage Assoc.	3.000	04/01/48	2,672	2,389,096
Federal National Mortgage Assoc.	3.000	10/01/51	545	468,054
Federal National Mortgage Assoc.	3.000	10/01/51	4,727	4,063,918
Federal National Mortgage Assoc.	3.000	12/01/51	1,817	1,563,436
Federal National Mortgage Assoc.	3.000	04/01/52	22,025	18,884,325
Federal National Mortgage Assoc.	3.500	11/01/42	1,502	1,392,977
Federal National Mortgage Assoc.	3.500	09/01/44	1,106	1,024,412
Federal National Mortgage Assoc.	3.500	07/01/47	1,549	1,436,132
Federal National Mortgage Assoc.	3.500	07/01/48	7,872	7,283,071
Federal National Mortgage Assoc.	3.500	07/01/51	3,733	3,360,418
Federal National Mortgage Assoc.	3.500	05/01/52	17,104	15,308,218
Federal National Mortgage Assoc.	3.500	09/01/52	2,661	2,381,756
Federal National Mortgage Assoc.	4.000	03/01/48	25,047	23,944,259
Federal National Mortgage Assoc.	4.000	04/01/52	954	887,088
Federal National Mortgage Assoc.	4.000	04/01/52	1,112	1,025,827

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	05/01/52	7,421	$6,858,843
Federal National Mortgage Assoc.	4.000	06/01/52	5,694	5,262,326
Federal National Mortgage Assoc.	4.500	06/01/52	8,711	8,278,197
Federal National Mortgage Assoc.	4.500	07/01/52	760	721,991
Federal National Mortgage Assoc.	4.500	08/01/52	10,969	10,423,788
Federal National Mortgage Assoc.	4.500	09/01/52	4,053	3,851,311
Federal National Mortgage Assoc.	5.000	08/01/52	4,004	3,916,898
Federal National Mortgage Assoc.	5.000	09/01/52	7,158	7,001,224
Federal National Mortgage Assoc.	5.500	TBA	16,000	15,915,292
Federal National Mortgage Assoc.	5.500	TBA	31,000	30,810,449
Federal National Mortgage Assoc.	5.500	10/01/52	2,495	2,487,744
Federal National Mortgage Assoc.	5.500	11/01/52	4,173	4,173,408
Federal National Mortgage Assoc.	5.500	12/01/54	9,339	9,292,049
Federal National Mortgage Assoc.	5.500	07/01/55	5,488	5,460,482
Federal National Mortgage Assoc.	6.000	TBA	9,000	9,115,959
Federal National Mortgage Assoc.	6.000	11/01/52	4,958	5,043,139
Federal National Mortgage Assoc.	6.000	12/01/52	5,856	5,964,926
Federal National Mortgage Assoc.	6.000	01/01/53	4,164	4,233,553
Federal National Mortgage Assoc.	6.000	04/01/53	4,069	4,139,135
Federal National Mortgage Assoc.	6.000	10/01/54	450	455,839
Federal National Mortgage Assoc.	6.000	12/01/54	5,901	5,985,732
Federal National Mortgage Assoc.	6.500	01/01/53	8,463	8,747,737
Federal National Mortgage Assoc.	6.625	11/15/30	605	678,013
Federal National Mortgage Assoc.	7.125	01/15/30	580	653,378
Government National Mortgage Assoc.	2.000	10/20/50	18,493	14,934,885
Government National Mortgage Assoc.	3.500	09/20/51	2,108	1,905,068
Government National Mortgage Assoc.	3.500	12/20/51	22,250	20,093,034
Government National Mortgage Assoc.	3.500	02/20/52	12,708	11,470,758
Government National Mortgage Assoc.	3.500	04/20/52	3,140	2,831,213
Government National Mortgage Assoc.	3.500	07/20/52	2,585	2,324,531
Government National Mortgage Assoc.	4.000	03/20/52	1,101	1,021,767
Government National Mortgage Assoc.	4.000	06/20/52	10,191	9,458,423
Government National Mortgage Assoc.	4.000	08/20/52	15,749	14,629,450
Government National Mortgage Assoc.	4.500	07/20/52	2,287	2,181,733
Government National Mortgage Assoc.	4.500	08/20/52	12,451	11,917,675
Government National Mortgage Assoc.	4.500	09/20/52	5,522	5,271,759
Government National Mortgage Assoc.	5.000	02/20/54	2,693	2,635,775
Government National Mortgage Assoc.	5.500	08/20/54	11,266	11,246,536
Government National Mortgage Assoc.	5.500	09/20/54	10,291	10,271,319
Government National Mortgage Assoc.	5.500	10/20/54	27,711	27,661,396
Resolution Funding Corp. Principal Strips, Bonds	4.689(s)	04/15/30	2,730	2,243,866
Resolution Funding Corp. Principal Strips, Bonds	5.143(s)	01/15/30	8,251	6,856,708
Tennessee Valley Authority Principal Strips, Bonds	5.270(s)	11/01/25	4,336	4,285,089
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	2,917	2,831,924

Total U.S. Government Agency Obligations (cost $903,556,345)				905,285,241
U.S. Treasury Obligations 20.3%
U.S. Treasury Notes	0.500	04/30/27	213,615	201,190,284
U.S. Treasury Notes	0.750	04/30/26	57,495	56,019,445
U.S. Treasury Notes(h)(k)	0.750	05/31/26	233,460	226,848,340
U.S. Treasury Notes	1.250	11/30/26	134,030	129,166,177
U.S. Treasury Notes(h)(kk)	2.250	02/15/27	243,000	236,573,789
U.S. Treasury Notes	3.625	08/31/29	265	262,039
U.S. Treasury Notes	4.000	12/15/25	60	59,951
U.S. Treasury Notes	4.000	01/15/27	98,305	98,228,199
U.S. Treasury Notes	4.125	02/28/27	167,090	167,351,078
U.S. Treasury Notes	4.250	11/30/26	36,710	36,778,831
U.S. Treasury Notes(h)	4.375	12/15/26	211,905	212,765,864
U.S. Treasury Notes(k)	5.000	09/30/25	8,000	8,006,563
U.S. Treasury Strips Coupon(h)	1.020(s)	05/15/33	75	53,584
U.S. Treasury Strips Coupon(h)	1.398(s)	11/15/41	855	378,082

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(h)	1.450%(s)	08/15/42	465	$196,467
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	1,120	574,421
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,185,312
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,185,206
U.S. Treasury Strips Coupon(h)	2.420(s)	08/15/40	1,500	713,056
U.S. Treasury Strips Coupon(h)	2.857(s)	05/15/31	100	78,643
U.S. Treasury Strips Coupon(h)	3.019(s)	11/15/35	140	87,565
U.S. Treasury Strips Coupon(h)	4.805(s)	02/15/42	45	19,594

Total U.S. Treasury Obligations (cost $1,379,905,625)				1,377,722,490

	Shares
Affiliated Exchange-Traded Fund 1.1%
PGIM AAA CLO ETF (cost $76,621,964)(wa)	1,495,772	76,987,385
Common Stocks 0.1%
Chemicals 0.0%
TPC Group, Inc.*	17,363	413,456
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^	5,525	126,103
Codere Group Topco SA (Spain) (Class A2 Stock)*^	7,777	177,502
		303,605
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	57,273	768,432
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*	257,178	2,057,424
Intelsat Emergence SA (Luxembourg)*^	30,700	3
Intelsat Emergence SA (Luxembourg)*	30,700	357,855
		2,415,282

Total Common Stocks (cost $780,785)		3,900,775
Preferred Stocks 0.0%
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	112,700
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	16,694	198,283

Total Preferred Stocks (cost $183,730)		310,983

Units
Warrants 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	18	164

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Units	Value
Warrants (Continued)
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	107,119	$20,610

Total Warrants (cost $699)		20,774

Total Long-Term Investments (cost $6,907,540,619)		6,932,802,205

	Shares
Short-Term Investments 1.7%
Affiliated Mutual Funds 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wa)	47,786,988	47,786,988
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $70,688,580; includes $70,449,291 of cash collateral for securities on loan)(b)(wa)	70,739,434	70,689,917

Total Affiliated Mutual Funds (cost $118,475,568)		118,476,905
Options Purchased*~ 0.0%
(cost $338,752)		116,686

Total Short-Term Investments (cost $118,814,320)		118,593,591

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.7% (cost $7,026,354,939)		7,051,395,796
Options Written*~ (0.0)%
(premiums received $1,245,623)		(1,298,562)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.7% (cost $7,025,109,316)		7,050,097,234
Liabilities in excess of other assets(z) (3.7)%		(251,998,561)

Net Assets 100.0%		$6,798,098,673

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
CA—Credit Agricole Securities Inc.
CBOE—Chicago Board Options Exchange
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IG—Investment Grade
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $31,434,444 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,016,008; cash collateral of $70,449,291 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$149,955	$768,432	0.0%
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	20,610	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%, 7.230%(c), 05/31/26^(d)	05/18/21	9,290,119	8,268,206	0.1
Total		$9,440,074	$9,057,248	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at July 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $332,771)^	337,838	$332,771	$—	$—
Unfunded loan commitment outstanding at July 31, 2025:
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%(c), Maturity Date 07/31/32 (cost $128,957)^	131	$129,830	$874	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%(c), Maturity Date 07/31/32 (cost $214,927)^	218	216,384	1,456	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $2,520,000)	2,520	2,545,200	25,200	—
		$2,891,414	$27,530	$—
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $24,833,516)	3.000%	TBA	09/15/25	$(29,000)		$(24,818,437)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		226		565	$1,412
(cost $3,182)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	MSI	08/21/25	4.60		—	EUR	3,485	$131
Currency Option EUR vs TRY	Call	CITI	08/14/25	99.00		—	EUR	7,063	617
Currency Option EUR vs TRY	Call	JPM	08/21/25	99.00		—	EUR	12,197	5,411
Currency Option EUR vs TRY	Call	JPM	08/26/25	99.00		—	EUR	3,493	1,604
Currency Option USD vs BRL	Call	MSI	08/05/25	6.50		—		4,056	1
Currency Option USD vs BRL	Call	MSI	08/26/25	6.80		—		2,452	197
Currency Option USD vs CNH	Call	DB	09/24/25	7.95		—		48,093	350
Currency Option USD vs COP	Call	HSBC	08/21/25	5,000.00		—		2,858	125
Currency Option USD vs JPY	Call	CITI	08/14/25	170.00		—		4,062	2
Currency Option USD vs KRW	Call	JPM	08/20/25	1,550.00		—		4,073	21
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00		—		11,257	18
Currency Option USD vs MXN	Call	JPM	08/27/25	22.00		—		3,377	211
Currency Option USD vs TRY	Call	JPM	08/01/25	80.00		—		2,028	—
Currency Option USD vs TRY	Call	JPM	08/08/25	80.00		—		4,059	394

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TRY	Call	JPM	08/15/25	90.00		—		2,032	$459
Currency Option USD vs TRY	Call	JPM	08/27/25	99.00		—		2,045	956
Currency Option USD vs TRY	Call	JPM	08/28/25	99.00		—		4,093	2,121
Currency Option USD vs TWD	Call	JPM	08/27/25	33.00		—		4,093	128
Currency Option EUR vs JPY	Put	BARC	08/21/25	150.00		—	EUR	5,222	20
Currency Option EUR vs USD	Put	CITI	08/05/25	1.05		—	EUR	10,312	—
Currency Option USD vs BRL	Put	MSI	08/07/25	4.90		—		2,026	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		20,378	371
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		5,814	106
Currency Option USD vs JPY	Put	CITI	08/21/25	130.00		—		6,110	26
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00		—		11,257	22,340
Currency Option USD vs TWD	Put	MSI	08/05/25	24.00		—		2,028	—
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00		—		4,024	3
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00		—		4,024	3
Currency Option USD vs ZAR	Put	CITI	08/27/25	16.00		—		2,455	8
Total OTC Traded (cost $170,086)									$35,623

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.390%	6,045		$—
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.390%	6,045		16,696
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.60%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	94,160		62,955
Total OTC Swaptions (cost $165,484)									$79,651
Total Options Purchased (cost $338,752)									$116,686
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		103		258	$(643)
(premiums received $492)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	MSI	08/21/25	4.25		—	EUR	3,485	$(34,833)
Currency Option EUR vs TRY	Call	CITI	08/14/25	50.00		—	EUR	7,063	(20,358)
Currency Option EUR vs TRY	Call	JPM	08/21/25	50.50		—	EUR	12,197	(62,572)
Currency Option EUR vs TRY	Call	JPM	08/26/25	50.50		—	EUR	3,493	(21,612)
Currency Option USD vs BRL	Call	MSI	08/05/25	5.55		—		4,056	(47,456)
Currency Option USD vs BRL	Call	MSI	08/26/25	5.69		—		2,452	(24,099)
Currency Option USD vs COP	Call	HSBC	08/21/25	4,150.00		—		2,858	(53,433)
Currency Option USD vs JPY	Call	CITI	08/14/25	145.00		—		4,062	(150,070)
Currency Option USD vs KRW	Call	JPM	08/20/25	1,400.00		—		4,073	(26,468)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00		—		11,257	(184,316)
Currency Option USD vs MXN	Call	JPM	08/27/25	19.20		—		3,377	(14,825)
Currency Option USD vs TRY	Call	JPM	08/15/25	42.70		—		2,032	(5,946)
Currency Option USD vs TRY	Call	JPM	08/27/25	42.50		—		2,045	(13,483)
Currency Option USD vs TRY	Call	JPM	08/28/25	42.60		—		4,093	(27,580)
Currency Option USD vs TWD	Call	JPM	08/27/25	30.00		—		4,093	(28,106)
Currency Option EUR vs JPY	Put	BARC	08/21/25	172.00		—	EUR	5,222	(43,296)
Currency Option EUR vs USD	Put	CITI	08/05/25	1.17		—	EUR	10,312	(279,504)
Currency Option USD vs BRL	Put	MSI	08/07/25	5.45		—		2,026	(480)

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		13,092	$(78,658)
Currency Option USD vs JPY	Put	CITI	08/21/25	148.00		—		6,110	(21,469)
Currency Option USD vs TWD	Put	MSI	08/05/25	28.00		—		2,028	(5)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70		—		2,012	(595)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70		—		2,012	(595)
Currency Option USD vs ZAR	Put	CITI	08/27/25	17.70		—		2,455	(5,861)
Total OTC Traded (premiums received $1,080,351)									$(1,145,620)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.390%	3.21%(A)	12,090		$(6,325)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.53%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	94,160		(128,307)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	94,160		(17,667)
Total OTC Swaptions (premiums received $164,780)									$(152,299)
Total Options Written (premiums received $1,245,623)									$(1,298,562)
Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10,970	2 Year U.S. Treasury Notes	Sep. 2025	$2,270,618,605	$(2,581,927)
1,302	20 Year U.S. Treasury Bonds	Sep. 2025	148,672,125	2,612,572
				30,645
Short Positions:
169	30 Day Federal Funds	Aug. 2025	67,376,536	(2,021)
1,246	3 Month CME SOFR	Sep. 2025	297,910,813	(10,068)
166	5 Year Euro-Bobl	Sep. 2025	22,215,535	139,800
210	5 Year U.S. Treasury Notes	Sep. 2025	22,716,095	6,304
93	10 Year Euro-Bund	Sep. 2025	13,765,269	116,103
1,765	10 Year U.S. Treasury Notes	Sep. 2025	196,025,313	(1,290,499)
108	10 Year U.S. Ultra Treasury Notes	Sep. 2025	12,212,438	(146,113)
1,396	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	163,768,250	(3,029,925)
90	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Sep. 2025	12,756,150	(83,465)
131	Euro Schatz Index	Sep. 2025	16,003,675	52,961
				(4,246,923)
				$(4,216,278)
Forward foreign currency exchange contracts outstanding at July 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/25	GSI	BRL	113,048	$20,391,855	$20,168,249	$—	$(223,606)
Expiring 08/04/25	GSI	BRL	53,774	9,614,999	9,593,448	—	(21,551)
Expiring 09/03/25	GSI	BRL	102,881	18,280,944	18,210,242	—	(70,702)
Chilean Peso,
Expiring 09/17/25	BARC	CLP	1,869,000	2,022,000	1,921,732	—	(100,268)
Expiring 09/17/25	DB	CLP	2,242,606	2,414,000	2,305,879	—	(108,121)
Chinese Renminbi,
Expiring 09/17/25	JPM	CNH	52,571	7,358,000	7,319,189	—	(38,811)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 08/06/25	CITI	EUR	11,641	$13,504,000	$13,290,499	$—	$(213,501)
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	845,824	2,452,463	2,402,937	—	(49,526)
Indian Rupee,
Expiring 08/29/25	HSBC	INR	563,545	6,546,000	6,429,402	—	(116,598)
Expiring 09/17/25	DB	INR	605,757	7,002,000	6,903,830	—	(98,170)
Expiring 09/17/25	MSI	INR	645,803	7,358,626	7,360,231	1,605	—
Expiring 09/17/25	UAG	INR	1,530,700	17,822,457	17,445,427	—	(377,030)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	14,960,748	904,000	905,360	1,360	—
Expiring 09/17/25	HSBC	IDR	379,444,000	23,235,296	22,962,325	—	(272,971)
Expiring 09/17/25	HSBC	IDR	122,426,613	7,506,000	7,408,734	—	(97,266)
Japanese Yen,
Expiring 10/22/25	MSI	JPY	1,353,774	9,186,319	9,060,819	—	(125,500)
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	135,551	6,976,163	7,147,556	171,393	—
New Taiwanese Dollar,
Expiring 09/17/25	CITI	TWD	192,706	6,466,000	6,469,546	3,546	—
Peruvian Nuevo Sol,
Expiring 09/17/25	BNP	PEN	11,626	3,262,640	3,231,598	—	(31,042)
Expiring 09/17/25	CITI	PEN	11,593	3,262,640	3,222,284	—	(40,356)
Expiring 09/17/25	CITI	PEN	9,452	2,639,639	2,627,100	—	(12,539)
Expiring 09/17/25	CITI	PEN	5,969	1,671,600	1,659,194	—	(12,406)
Expiring 09/17/25	CITI	PEN	5,005	1,387,617	1,391,127	3,510	—
Expiring 09/17/25	CITI	PEN	4,707	1,314,763	1,308,295	—	(6,468)
Expiring 09/17/25	DB	PEN	10,943	3,070,720	3,041,615	—	(29,105)
Expiring 09/17/25	MSI	PEN	12,960	3,553,000	3,602,280	49,280	—
Expiring 09/17/25	SCB	PEN	12,986	3,604,200	3,609,409	5,209	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	241,284	4,211,550	4,138,516	—	(73,034)
Expiring 09/17/25	BOA	PHP	192,187	3,342,500	3,296,404	—	(46,096)
Expiring 09/17/25	CITI	PHP	197,105	3,447,999	3,380,755	—	(67,244)
Expiring 09/17/25	HSBC	PHP	342,543	6,121,210	5,875,317	—	(245,893)
Expiring 09/17/25	HSBC	PHP	335,536	5,815,950	5,755,136	—	(60,814)
Expiring 09/17/25	SSB	PHP	196,674	3,448,000	3,373,363	—	(74,637)
South African Rand,
Expiring 09/17/25	BARC	ZAR	92,090	5,165,415	5,038,295	—	(127,120)
South Korean Won,
Expiring 09/17/25	MSI	KRW	12,284,805	8,903,000	8,829,390	—	(73,610)
Expiring 09/17/25	SCB	KRW	18,052,269	13,279,000	12,974,609	—	(304,391)
Thai Baht,
Expiring 09/17/25	HSBC	THB	174,912	5,434,500	5,373,093	—	(61,407)
Expiring 09/17/25	HSBC	THB	174,477	5,434,500	5,359,738	—	(74,762)
Expiring 09/17/25	UAG	THB	74,028	2,266,000	2,274,056	8,056	—
Turkish Lira,
Expiring 08/13/25	HSBC	TRY	162,803	3,939,330	3,964,303	24,973	—
Expiring 08/13/25	HSBC	TRY	162,803	3,933,524	3,964,302	30,778	—
				$267,550,419	$264,595,584	299,710	(3,254,545)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/25	GSI	BRL	102,881	$18,421,005	$18,354,409	$66,596	$—
Expiring 08/04/25	MSI	BRL	63,941	11,696,000	11,407,288	288,712	—

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 10/22/25	TD	GBP	35,174	$47,156,534	$46,489,145	$667,389	$—
Chinese Renminbi,
Expiring 09/17/25	BOA	CNH	88,167	12,267,000	12,275,070	—	(8,070)
Expiring 09/17/25	HSBC	CNH	236,344	33,148,688	32,904,844	243,844	—
Expiring 09/17/25	HSBC	CNH	81,369	11,399,000	11,328,638	70,362	—
Colombian Peso,
Expiring 09/17/25	CITI	COP	25,362,460	6,027,000	6,028,939	—	(1,939)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	165,472	7,836,856	7,700,050	136,806	—
Euro,
Expiring 10/22/25	BARC	EUR	173,966	203,397,290	199,626,232	3,771,058	—
Expiring 10/22/25	DB	EUR	128,825	151,681,557	147,826,858	3,854,699	—
Expiring 10/22/25	SSB	EUR	173,966	204,303,652	199,626,231	4,677,421	—
Expiring 10/22/25	TD	EUR	9,180	10,775,273	10,533,645	241,628	—
Expiring 10/22/25	UAG	EUR	169,488	199,456,390	194,487,518	4,968,872	—
Indian Rupee,
Expiring 09/17/25	JPM	INR	907,936	10,424,000	10,347,768	76,232	—
Indonesian Rupiah,
Expiring 09/17/25	BARC	IDR	70,114,608	4,286,520	4,243,036	43,484	—
Expiring 09/17/25	BOA	IDR	46,723,068	2,857,680	2,827,480	30,200	—
Expiring 09/17/25	DB	IDR	90,537,031	5,528,000	5,478,913	49,087	—
Expiring 09/17/25	HSBC	IDR	77,859,635	4,762,800	4,711,731	51,069	—
Mexican Peso,
Expiring 09/17/25	BOA	MXN	58,481	3,010,000	3,083,687	—	(73,687)
Expiring 09/17/25	DB	MXN	58,417	3,010,000	3,080,290	—	(70,290)
Expiring 09/17/25	DB	MXN	49,571	2,580,000	2,613,880	—	(33,880)
Expiring 09/17/25	MSI	MXN	36,822	1,921,000	1,941,597	—	(20,597)
New Taiwanese Dollar,
Expiring 09/17/25	BARC	TWD	149,738	5,124,500	5,027,011	97,489	—
Expiring 09/17/25	CA	TWD	474,675	16,146,781	15,935,821	210,960	—
Expiring 09/17/25	DB	TWD	149,391	5,124,500	5,015,364	109,136	—
Singapore Dollar,
Expiring 09/17/25	BOA	SGD	14,065	11,021,500	10,873,771	147,729	—
Expiring 09/17/25	BOA	SGD	13,445	10,535,039	10,394,376	140,663	—
Expiring 09/17/25	GSI	SGD	18,256	14,289,760	14,113,767	175,993	—
Expiring 09/17/25	JPM	SGD	14,063	11,021,500	10,871,530	149,970	—
Expiring 09/17/25	MSI	SGD	9,054	7,038,240	6,999,222	39,018	—
South African Rand,
Expiring 09/17/25	GSI	ZAR	49,368	2,726,000	2,700,933	25,067	—
South Korean Won,
Expiring 09/17/25	MSI	KRW	23,350,122	17,363,396	16,782,305	581,091	—
Thai Baht,
Expiring 09/17/25	HSBC	THB	642,470	19,880,869	19,735,926	144,943	—
Turkish Lira,
Expiring 08/13/25	HSBC	TRY	319,403	7,740,000	7,777,569	—	(37,569)
				$1,083,958,330	$1,063,144,844	21,059,518	(246,032)
						$21,359,228	$(3,500,577)
Credit default swap agreements outstanding at July 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	2,000	$290,451	$52	$290,399	MSI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Dominican Republic	06/20/30	1.000%(Q)	2,000	$56,684	$52	$56,632	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	2,000	(65,496)	52	(65,548)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	2,000	297,424	52	297,372	MSI
Federation of Malaysia	06/20/30	1.000%(Q)	3,000	(81,818)	78	(81,896)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	9,000	183,054	233	182,821	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	2,000	62,671	52	62,619	MSI
Kingdom of Morocco	06/20/30	1.000%(Q)	2,000	(22,430)	52	(22,482)	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	5,000	(93,720)	129	(93,849)	MSI
People’s Republic of China	06/20/30	1.000%(Q)	9,000	(246,624)	233	(246,857)	MSI
Republic of Argentina	06/20/30	1.000%(Q)	2,000	511,873	52	511,821	MSI
Republic of Chile	06/20/30	1.000%(Q)	6,000	(125,984)	155	(126,139)	MSI
Republic of Colombia	06/20/30	1.000%(Q)	7,000	301,466	181	301,285	MSI
Republic of Indonesia	06/20/30	1.000%(Q)	8,000	(107,549)	207	(107,756)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	2,000	210,813	52	210,761	MSI
Republic of Panama	06/20/30	1.000%(Q)	2,000	62,928	52	62,876	MSI
Republic of Peru	06/20/30	1.000%(Q)	3,000	(34,548)	78	(34,626)	MSI
Republic of Philippines	06/20/30	1.000%(Q)	3,000	(57,770)	78	(57,848)	MSI
Republic of South Africa	06/20/30	1.000%(Q)	9,000	327,097	233	326,864	MSI
Republic of Turkey	06/20/30	1.000%(Q)	9,000	665,034	233	664,801	MSI
Sultanate of Oman	06/20/30	1.000%(Q)	2,000	(22,331)	52	(22,383)	MSI
United Mexican States	06/20/30	1.000%(Q)	9,000	24,815	233	24,582	MSI
				$2,136,040	$2,591	$2,133,449

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	100,000	1.536%	$(2,190,400)	$(21,197)	$(2,169,203)	MSI
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	15,170	*	$39,402	$(6,426)	$45,828	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		4,000	$(17,191)	$60,889	$(78,080)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(171,345)	(63,043)	(108,302)	GSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	720	(19,248)	(12,701)	(6,547)	BARC
Republic of Panama	06/20/28	1.000%(Q)		7,170	33,082	46,516	(13,434)	CITI
Republic of Romania	12/20/29	1.000%(Q)	EUR	10,500	138,488	357,265	(218,777)	BARC

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of South Africa	06/20/26	1.000%(Q)	20,000	$(110,111)	$53,240	$(163,351)	GSI
Republic of South Africa	12/20/28	1.000%(Q)	5,000	50,537	101,695	(51,158)	GSI
				$(95,788)	$543,861	$(639,649)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	5,820	0.225%	$24,296	$16,168	$8,128	GSI
Bank of Montreal^	11/20/29	1.250%(Q)	835	*	(1,143)	—	(1,143)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)	665	*	2,661	—	2,661	GSI
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)	3,000	0.286%	11,814	(2,212)	14,026	DB
Citigroup, Inc.	12/20/25	1.000%(Q)	5,820	0.248%	23,784	16,391	7,393	GSI
General Motors Co.	06/20/26	5.000%(Q)	3,580	0.358%	166,525	123,571	42,954	GSI
Halliburton Co.	12/20/26	1.000%(Q)	1,600	0.294%	17,206	4,253	12,953	GSI
Hellenic Republic	06/20/27	1.000%(Q)	1,440	0.166%	23,669	18,950	4,719	BARC
Hellenic Republic	12/20/27	1.000%(Q)	1,080	0.217%	20,688	16,306	4,382	BARC
Kingdom of Norway	12/20/25	—%(Q)	20,000	0.039%	(3,049)	(3,823)	774	BARC
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)	2,700	*	1,515	(25,141)	26,656	BOA
Morgan Stanley	12/20/25	1.000%(Q)	5,820	0.229%	24,218	16,168	8,050	GSI
Pacific Life	08/20/35	2.500%(Q)	1,000	2.634%	(7,391)	(4)	(7,387)	GSI
Petroleos Mexicanos	12/24/25	3.750%(M)	3,835	1.946%	30,694	—	30,694	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)	10,000	*	124,945	—	124,945	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	13,984	*	313,445	—	313,445	GSI
Republic of Ivory Coast	06/20/27	1.000%(Q)	2,500	2.392%	(59,307)	(72,325)	13,018	MSI
Republic of Panama	06/20/28	1.000%(Q)	7,170	1.213%	(33,082)	(142,036)	108,954	CITI
Republic of Serbia	06/20/29	1.000%(Q)	1,165	1.334%	(12,540)	(18,515)	5,975	BARC
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	0.181%	27,048	6,661	20,387	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	5,410	1.025%	5,134	(23,623)	28,757	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	3,370	0.232%	26,643	21,508	5,135	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	4,820	0.261%	36,868	17,897	18,971	GSI
					$764,641	$(29,806)	$794,447

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	226,610	0.511%	$4,496,567	$5,171,454	$674,887
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2025:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
11,394	4.67%(A)	EUR	10,500	3.10%(A)	JPM	09/27/29	$(480,374)	$—	$(480,374)
Interest rate swap agreements outstanding at July 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	$(448,713)	$365,113	$813,826
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.217%	398,509	529,519	131,010
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	(22,856)	97,969	120,825
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	143,032	439,554	296,522
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.217%	(27,897)	139,355	167,252
	330,865	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/ 4.390%	—	491,330	491,330
	131,845	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(287,620)	(287,620)
	86,205	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.390%	360,530	441,404	80,874
	20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.390%	3,854	(166,518)	(170,372)
	200,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.390%	44,325	2,518,331	2,474,006
	114,725	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(1,811,720)	(1,811,720)
	124,475	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.390%	(132,349)	(2,934,323)	(2,801,974)
	43,620	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.390%	—	(681,224)	(681,224)
	10,735	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.390%	(75,645)	(515,350)	(439,705)
	16,863	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.390%	—	420,320	420,320
	6,455	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.390%	2,946,494	3,006,850	60,356
	53,275	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.390%	779,132	1,451,413	672,281
	9,505	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.390%	73,662	575,398	501,736
	33,250	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.390%	—	1,377,738	1,377,738
	53,000	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.390%	(971,041)	(696,451)	274,590
					$3,071,037	$4,761,088	$1,690,051

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	123,650	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(180,731)	$—	$(180,731)	GSI
BRL	123,650	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	366,482	—	366,482	GSI
					$185,751	$—	$185,751

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.390%	BNP	12/22/25	(64,280)	$(1,219,371)	$—	$(1,219,371)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(9,106)	47,962	—	47,962
U.S. Treasury Notes(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	08/12/25	217,100	(1,792,522)	—	(1,792,522)
U.S. Treasury Notes(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	08/12/25	351,300	(1,837,017)	—	(1,837,017)
					$(4,800,948)	$—	$(4,800,948)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).